CAPITAL STOCK - Disclosure of detailed information about share based compensation for options vested (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation on vested options	$ 2,943	$ 2,531
Total, share-based compensation expense	1,866	1,721
Share-based compensation expense [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation on vested options	1,029	849
Share-based compensation recorded to inventories [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation on vested options	589	0
Exploration and evaluation expenditures [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation on vested options	277	290
Mineral property, plant, and equipment additions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation on vested options	1,048	1,392
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total, share-based compensation expense	1,029	849
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total, share-based compensation expense	430	869
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total, share-based compensation expense	146	3
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total, share-based compensation expense	$ 261	$ 0